ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30
	2011	2012

Accounts receivable	$108,694,045	$150,877,355
Allowance for doubtful accounts	(10,691,810)	(14,287,361)

	$98,002,235	$136,589,994

Allowance For Doubtful Accounts Receivable Rollforward [Table Text Block]

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2010	2011	2012

Balance at beginning of year	$6,276,670	$8,408,318	$10,691,810
Additions	2,438,328	2,731,820	3,744,986
Written off	(341,917)	(903,768)	(408,848)
Exchange difference	35,237	455,440	259,413

Balance at end of year	$8,408,318	$10,691,810	$14,287,361